Pension and Other Post-retirement Benefit Plans (Narrative) (Details) - USD ($)			12 Months Ended
	Jan. 01, 2018	Sep. 30, 2015	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Total matching contributions			$ 4,600,000		$ 4,200,000		$ 4,300,000
Total supplemental contributions			2,100,000		1,600,000		800,000
Accumulated post-retirement benefit obligation, transition obligation							190,600,000
Prior service credit related to plan amendment		$ 26,100,000	$ (696,000)	[1]	(6,095,000)	[1]	1,671,000
Change in plan's funded status					$ 127,500,000
Percentage of prior years asset gains and losses recognized		20.00%	20.00%
Realized and unrealized gains and losses on equities prior year			80.00%
Realized and unrealized gains and losses on equities second prior year			60.00%
Realized and unrealized gains and losses on equities third prior year		40.00%	40.00%
Realized and unrealized gains and losses on equities fourth prior year		20.00%	20.00%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health Care Cost Trend Rates For Non Medicare Eligible Retirees		6.70%	6.70%		7.00%
Defined Benefit Plan Target Allocation Percentage [Abstract]
Asset Class Allocations Allowed Range Within Plus Or Minus		5.00%	5.00%
EGWP effect on post retirement benefits			$ 800,000		$ 500,000
Scenario, Forecast
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Future Healthcare Cost Trend Rates								5.00%	2.20%	3.20%	6.30%	0.00%
Post 2016 HRA Stipend Increase											3.00%
Union Eligible Employee
Defined Benefit Plan Target Allocation Percentage [Abstract]
US Large Cap Equities		50.00%	50.00%
Fixed Income And Cash		50.00%	50.00%
Management Employee
Defined Benefit Plan Target Allocation Percentage [Abstract]
US Large Cap Equities		60.00%	60.00%
Fixed Income And Cash		40.00%	40.00%
Aggregate Cost Limit Per Individual | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Retiree Medical employer sponsored coverage limits under amendment	$ 11,850
Aggregate Cost Limit Per Family | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Retiree Medical employer sponsored coverage limits under amendment	$ 30,950
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Prior service credit related to plan amendment			$ 300,000		300,000		1,000,000
The projected benefit obligation (PBO)		$ 892,200,000	892,200,000		865,200,000
Increase in PBO due to changes in mortality assumptions			$ 46,800,000
Defined Benefit Plan Target Allocation Percentage [Abstract]
US Large Cap Equities		32.50%	32.50%
US Small Mid Cap Equities		4.50%	4.50%
International Equities		8.00%	8.00%
Real Estate Investments		5.00%	5.00%
Fixed Income And Cash		50.00%	50.00%
Employer payment current fiscal year		$ 0	$ 0
Pension Plan | Scenario, Forecast
Defined Benefit Plan Target Allocation Percentage [Abstract]
Estimated future employer contributions in next fiscal year												$ 0
Other post-retirement benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service credit related to plan amendment			(15,300,000)		(9,600,000)		$ (3,900,000)
Increase in PBO due to changes in mortality assumptions					15,300,000
Defined Benefit Plan Target Allocation Percentage [Abstract]
Employer payment current fiscal year		16,000,000	16,000,000
Other post-retirement benefits | Scenario, Forecast
Defined Benefit Plan Target Allocation Percentage [Abstract]
Estimated future employer contributions in next fiscal year												16,000,000
DB Restoration
Defined Benefit Plan Disclosure [Line Items]
The projected benefit obligation (PBO)		2,300,000	2,300,000		1,200,000
DB SERP
Defined Benefit Plan Disclosure [Line Items]
The projected benefit obligation (PBO)		53,000,000	53,000,000		$ 50,700,000
Defined Benefit Plan Target Allocation Percentage [Abstract]
Employer payment current fiscal year		$ 1,800,000	$ 1,800,000
DB SERP | Scenario, Forecast
Defined Benefit Plan Target Allocation Percentage [Abstract]
Estimated future employer contributions in next fiscal year												$ 4,800,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage Of supplemental contribution			6.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage Of supplemental contribution			4.00%

[1]	(b) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.